Taxation (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Major components of tax expense (income) [abstract]
Income (loss) for the year	$ 2,524,763	$ (153,715)	$ (234,467)
Income tax recovery using the Company's domestic tax rate	682,000	(42,000)	(62,000)
Non-deductible (deductible) expenses and other	10,000	0	(2,000)
Change in deferred tax rates	0	0	(92,000)
Differences in statutory tax rates and deferred tax rate	(2,000)	0	(1,000)
Changes in unrecognized temporary differences	(690,000)	42,000	157,000
Total	$ 0	$ 0	$ 0